Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
9.
Commitments and Contingencies

Leases.
The Company adopted ASC Topic
842,
“Leases” electing the transition method which permits entities to change the date of initial application to the beginning of the year of adoption and to recognize the effects of applying the new standard as a cumulative-effect adjustment to the opening balance of retained earnings. The Company elected this transition approach, however the cumulative impact of adoption in the opening balance of retained earnings as of
January 1, 2020
was
zero
. Therefore, as of
December 31, 2020
the Company had operating right-of-use assets totaling
$506,000
included in other noncurrent assets and operating lease liabilities totaling
$508,000,
$430,000
of which is included in other current liabilities and
$78,000
is included in other noncurrent liabilities on the accompanying consolidated balance sheet. The Company does not
currently have any finance right-of-use leases. Maturities of the operating lease obligations are as follows (in thousands):

Successor
December 31, 2020
2021	$439
2022	79
Total lease payments	518
Less present value discount	(10)
Present value of lease liabilities	$508

Legal actions.
From time to time, the Company
may
be a party to various proceedings and claims incidental to its business. While many of these matters involve inherent uncertainty, the Company believes that the amount of the liability, if any, ultimately incurred with respect to these proceedings and claims will not
have a material adverse effect on the Company's consolidated financial position as a whole or on its liquidity, capital resources or future annual results of operations. The Company records reserves for contingencies when information available indicates that a loss is probable, and the amount of the loss can be reasonably estimated.

Indemnifications.
The Company has agreed to indemnify its directors and certain of its officers, employees and agents with respect to claims and damages arising from acts or omissions taken in such capacity, as well as with respect to certain litigation.

Environmental.
Environmental expenditures that relate to an existing condition caused by past operations and that have no
future economic benefits are expensed. Environmental expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized. Liabilities for expenditures that will not
qualify for capitalization are recorded when environmental assessment and/or remediation is probable, and the costs can be reasonably estimated. Such liabilities are undiscounted unless the timing of cash payments for the liability is fixed or reliably determinable. Environmental liabilities normally involve estimates that are subject to revision until settlement or remediation occurs.

Salt-Water Disposal Commitments.
The Company has committed to deliver a total of
5.5
MMBbl of produced water for disposal with
two
different
third
-party salt-water disposal companies, including
2.5
MMBbl between
September 30, 2020
and
September 30, 2021
and
3.0
MMBbl between
July 24, 2020
and
July 24, 2022.
As of
December 31, 2020,
the Company delivered approximately
0.7
MMBbl and
0.7
MMBbl, respectively under the
two
agreements. Both agreements require a payment for any volumes not
delivered should the Company
not
perform under the agreements, indicating a monetary commitment of approximately
$1.8
million as of
December 31, 2020.
Given the current production levels coupled with the wells planned to come on production in
2021,
the Company expects to meet the volume commitments under these agreements.